John Hancock
ESG Large Cap Core Fund
Quarterly portfolio holdings 7/31/2023

Fund’s investments
As of 7-31-23 (unaudited)
	Shares	Value
Common stocks 98.5%		$126,446,717
(Cost $77,442,487)
Communication services 5.7%		7,284,655
Diversified telecommunication services 0.9%
Verizon Communications, Inc.	34,842	1,187,415
Entertainment 0.4%
The Walt Disney Company (A)	5,706	507,206
Interactive media and services 4.4%
Alphabet, Inc., Class A (A)	42,119	5,590,034
Consumer discretionary 8.6%		11,042,629
Automobile components 0.7%
Aptiv PLC (A)	8,197	897,490
Hotels, restaurants and leisure 1.4%
Chipotle Mexican Grill, Inc. (A)	556	1,091,028
Starbucks Corp.	6,577	668,026
Specialty retail 4.3%
The Home Depot, Inc.	4,763	1,590,080
The TJX Companies, Inc.	31,674	2,740,751
Tractor Supply Company	5,464	1,223,881
Textiles, apparel and luxury goods 2.2%
Lululemon Athletica, Inc. (A)	4,328	1,638,278
NIKE, Inc., Class B	10,808	1,193,095
Consumer staples 9.1%		11,712,165
Consumer staples distribution and retail 5.4%
Costco Wholesale Corp.	5,489	3,077,518
Sysco Corp.	20,068	1,531,389
Target Corp.	17,094	2,332,818
Food products 1.1%
McCormick & Company, Inc.	15,112	1,352,222
Household products 1.1%
The Procter & Gamble Company	9,236	1,443,587
Personal care products 1.5%
Unilever PLC, ADR	36,751	1,974,631
Financials 10.3%		13,146,484
Banks 1.9%
Bank of America Corp.	46,737	1,495,584
The PNC Financial Services Group, Inc.	6,432	880,476
Capital markets 1.1%
LPL Financial Holdings, Inc.	6,287	1,441,986
Financial services 3.7%
Mastercard, Inc., Class A	7,326	2,888,495
Visa, Inc., Class A	7,519	1,787,492
Insurance 3.6%
Aflac, Inc.	21,567	1,560,157
The Progressive Corp.	8,777	1,105,726
The Travelers Companies, Inc.	11,509	1,986,568
Health care 16.4%		21,037,955
Health care equipment and supplies 2.2%
Becton, Dickinson and Company	3,240	902,729
2	JOHN HANCOCK ESG LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Medtronic PLC	8,680	$761,757
Stryker Corp.	4,207	1,192,306
Health care providers and services 5.1%
CVS Health Corp.	18,303	1,367,051
Elevance Health, Inc.	6,770	3,192,935
UnitedHealth Group, Inc.	3,989	2,019,910
Life sciences tools and services 3.3%
IQVIA Holdings, Inc. (A)	5,101	1,141,400
Thermo Fisher Scientific, Inc.	2,152	1,180,716
West Pharmaceutical Services, Inc.	5,053	1,859,706
Pharmaceuticals 5.8%
AstraZeneca PLC, ADR	29,643	2,125,403
Merck & Company, Inc.	30,537	3,256,771
Novo Nordisk A/S, ADR	12,646	2,037,271
Industrials 10.5%		13,499,545
Air freight and logistics 1.4%
United Parcel Service, Inc., Class B	9,357	1,750,975
Building products 1.3%
Trane Technologies PLC	8,317	1,658,742
Commercial services and supplies 1.4%
Waste Management, Inc.	10,905	1,786,130
Construction and engineering 0.5%
Quanta Services, Inc.	3,506	706,880
Electrical equipment 2.5%
Eaton Corp. PLC	10,372	2,129,579
Rockwell Automation, Inc.	3,095	1,040,818
Ground transportation 1.2%
JB Hunt Transport Services, Inc.	7,616	1,553,207
Machinery 1.2%
Deere & Company	3,699	1,589,090
Professional services 1.0%
Verisk Analytics, Inc.	5,609	1,284,124
Information technology 29.2%		37,498,492
IT services 1.9%
Accenture PLC, Class A	7,737	2,447,600
Semiconductors and semiconductor equipment 6.7%
ASML Holding NV, NYRS	2,805	2,009,530
First Solar, Inc. (A)	8,656	1,795,254
NVIDIA Corp.	5,078	2,372,899
NXP Semiconductors NV	5,803	1,293,953
Texas Instruments, Inc.	6,625	1,192,500
Software 12.8%
Adobe, Inc. (A)	4,255	2,323,953
Autodesk, Inc. (A)	4,594	973,882
Microsoft Corp.	26,838	9,015,421
Palo Alto Networks, Inc. (A)	10,155	2,538,344
ServiceNow, Inc. (A)	2,660	1,550,780
Technology hardware, storage and peripherals 7.8%
Apple, Inc.	50,824	9,984,376
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	3

	Shares	Value
Materials 2.6%		$3,296,480
Chemicals 2.6%
Ecolab, Inc.	5,634	1,031,811
International Flavors & Fragrances, Inc.	8,680	734,415
Linde PLC	3,917	1,530,254
Real estate 4.4%		5,700,236
Industrial REITs 0.9%
Prologis, Inc.	9,406	1,173,399
Residential REITs 0.8%
AvalonBay Communities, Inc.	5,441	1,026,445
Specialized REITs 2.7%
American Tower Corp.	11,703	2,227,198
Equinix, Inc.	1,572	1,273,194
Utilities 1.7%		2,228,076
Electric utilities 0.9%
Avangrid, Inc.	32,980	1,222,898
Water utilities 0.8%
American Water Works Company, Inc.	6,818	1,005,178

	Yield (%)	Shares	Value
Short-term investments 1.4%			$1,772,155
(Cost $1,772,155)
Short-term funds 1.4%			1,772,155
Federated Government Obligations Fund, Institutional Class	5.0100(B)	1,772,155	1,772,155

Total investments (Cost $79,214,642) 99.9%	$128,218,872
Other assets and liabilities, net 0.1%	154,346
Total net assets 100.0%	$128,373,218

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-23.
The fund had the following country composition as a percentage of net assets on 7-31-23:
United States	86.9%
Ireland	4.5%
United Kingdom	3.2%
Netherlands	2.5%
Denmark	1.6%
Canada	1.3%
TOTAL	100.0%
4	JOHN HANCOCK ESG LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of July 31, 2023, all investments are categorized as Level 1 under the hierarchy described above.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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